JPMorgan BetaBuilders MSCI US REIT ETF
Schedule of Portfolio Investments as of May 31, 2026
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2026.

JPMorgan BetaBuilders MSCI US REIT ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 99.0%
Apartments — 13.7%
American Homes 4 Rent, Class A, REIT	348,638	11,184,307
Apartment Investment and Management Co., Class A, REIT (a)	256,917	1,079,051
AvalonBay Communities, Inc., REIT	139,186	25,402,837
Camden Property Trust, REIT	106,427	11,340,861
Centerspace, REIT	26,201	1,768,043
Equity LifeStyle Properties, Inc., REIT	193,419	11,947,492
Equity Residential, REIT	340,885	22,310,923
Essex Property Trust, Inc., REIT	66,431	18,111,748
Independence Realty Trust, Inc., REIT	270,148	4,384,502
Invitation Homes, Inc., REIT	562,814	16,462,310
Mid-America Apartment Communities, Inc., REIT	121,790	15,719,435
NexPoint Residential Trust, Inc., REIT	43,368	1,260,274
Sun Communities, Inc., REIT	128,867	15,935,693
UDR, Inc., REIT	318,804	11,763,868
		168,671,344
Diversified — 15.6%
American Assets Trust, Inc., REIT	84,954	1,979,428
Broadstone Net Lease, Inc., REIT	217,584	4,401,724
Digital Realty Trust, Inc., REIT	287,165	54,561,350
EPR Properties, REIT	90,886	5,185,046
Equinix, Inc., REIT	52,136	55,683,334
Gaming and Leisure Properties, Inc., REIT	281,029	13,199,932
Gladstone Commercial Corp., REIT	90,343	1,139,225
Global Net Lease, Inc., REIT	285,117	2,671,546
InvenTrust Properties Corp., REIT	101,198	3,352,690
Millrose Properties, Inc., Class A, REIT	24,764	698,840
Safehold, Inc., REIT	87,575	1,310,998
UMH Properties, Inc., REIT	95,232	1,430,385
VICI Properties, Inc., Class A, REIT	1,043,529	29,448,388
WP Carey, Inc., REIT	226,230	16,836,037
		191,898,923
Health Care — 19.4%
Alexandria Real Estate Equities, Inc., REIT	170,440	8,467,459
American Healthcare REIT, Inc., REIT	102,047	4,989,078
CareTrust REIT, Inc., REIT	154,790	6,318,528
Diversified Healthcare Trust, REIT	304,352	2,532,209
Healthcare Realty Trust, Inc., Class A, REIT	392,035	7,809,337
Healthpeak Properties, Inc., REIT	736,565	14,105,220
LTC Properties, Inc., REIT	60,256	2,254,177
Medical Properties Trust, Inc., REIT (a)	754,861	3,857,340
National Health Investors, Inc., REIT	53,956	3,954,435
Omega Healthcare Investors, Inc., REIT	259,498	12,134,126
Sabra Health Care REIT, Inc., REIT	276,747	5,504,498
Sila Realty Trust, Inc., REIT	30,526	923,106
Ventas, Inc., REIT	424,633	35,847,518
Welltower, Inc., REIT	630,169	129,392,601
		238,089,632

JPMorgan BetaBuilders MSCI US REIT ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Hotels — 3.8%
Apple Hospitality REIT, Inc., REIT	274,843	4,037,444
DiamondRock Hospitality Co., REIT	293,383	3,224,279
Host Hotels & Resorts, Inc., REIT	719,826	16,541,601
Park Hotels & Resorts, Inc., REIT	287,995	3,493,379
Pebblebrook Hotel Trust, REIT	190,558	2,906,010
RLJ Lodging Trust, REIT	246,156	2,395,098
Ryman Hospitality Properties, Inc., REIT	61,033	7,026,729
Service Properties Trust, REIT	258,106	462,010
Sunstone Hotel Investors, Inc., REIT	284,637	3,079,772
Xenia Hotels & Resorts, Inc., REIT	164,662	2,860,179
		46,026,501
Industrial — 13.9%
Americold Realty Trust, Inc., REIT	319,557	5,013,849
EastGroup Properties, Inc., REIT	48,911	9,875,620
First Industrial Realty Trust, Inc., REIT	149,029	9,220,424
Innovative Industrial Properties, Inc., REIT	39,599	2,296,346
Lineage, Inc., REIT	17,646	783,659
LXP Industrial Trust, REIT	71,704	3,702,795
Prologis, Inc., REIT	833,086	119,522,849
Rexford Industrial Realty, Inc., REIT	206,653	7,329,982
STAG Industrial, Inc., REIT	203,971	7,724,382
Terreno Realty Corp., REIT	89,386	5,871,766
		171,341,672
Office — 3.9%
Brandywine Realty Trust, REIT	345,456	1,070,914
BXP, Inc., REIT	164,129	9,849,381
COPT Defense Properties, REIT	139,166	4,461,662
Cousins Properties, Inc., REIT	182,159	4,883,683
Douglas Emmett, Inc., REIT	230,992	2,688,747
Easterly Government Properties, Inc., Class A, REIT	62,145	1,490,237
Empire State Realty Trust, Inc., Class A, REIT	228,447	1,309,001
Highwoods Properties, Inc., REIT	133,612	3,487,273
JBG SMITH Properties, REIT (a)	143,809	2,109,678
Kilroy Realty Corp., REIT	127,847	4,381,317
Piedmont Realty Trust, Inc., Class A, REIT *	211,539	1,757,889
SL Green Realty Corp., REIT (a)	80,064	3,634,906
Vornado Realty Trust, REIT	188,815	6,372,506
		47,497,194
Regional Malls — 5.6%
CBL & Associates Properties, Inc., REIT	34,900	1,678,341
Macerich Co. (The), REIT	293,965	6,620,092
Simon Property Group, Inc., REIT	272,094	55,754,781
Tanger, Inc., REIT	128,558	4,637,087
		68,690,301
Shopping Centers — 6.4%
Acadia Realty Trust, REIT	130,739	2,878,873

JPMorgan BetaBuilders MSCI US REIT ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Shopping Centers — continued
Alexander's, Inc., REIT	5,411	1,331,701
Brixmor Property Group, Inc., REIT	328,237	10,030,923
Curbline Properties Corp., REIT	125,995	3,670,234
Federal Realty Investment Trust, REIT	82,127	9,824,853
Kimco Realty Corp., REIT	701,894	16,901,607
Kite Realty Group Trust, REIT	253,131	6,940,852
NETSTREIT Corp., REIT (a)	95,061	1,925,936
Phillips Edison & Co., Inc., REIT	139,666	5,607,590
Regency Centers Corp., REIT	175,646	13,586,218
Saul Centers, Inc., REIT	33,913	1,175,425
Urban Edge Properties, REIT	154,697	3,471,401
Whitestone, REIT	98,107	1,871,881
		79,217,494
Single Tenant — 6.2%
Agree Realty Corp., REIT	100,806	7,474,765
Essential Properties Realty Trust, Inc., REIT	168,850	5,163,433
Four Corners Property Trust, Inc., REIT	112,327	2,796,942
Getty Realty Corp., REIT	62,874	2,045,291
NNN REIT, Inc., REIT	201,151	8,953,231
Realty Income Corp., REIT	802,327	49,166,599
		75,600,261
Storage — 10.5%
CubeSmart, REIT	248,647	9,945,880
Extra Space Storage, Inc., REIT	209,532	30,237,563
Iron Mountain, Inc., REIT	291,925	37,439,381
National Storage Affiliates Trust, REIT	106,388	4,537,448
Public Storage, REIT	153,485	46,611,860
Smartstop Self Storage REIT, Inc., REIT (a)	20,105	628,281
		129,400,413
Total Common Stocks (Cost $1,197,853,571)		1,216,433,735
Short-Term Investments — 1.8%
Investment Companies — 0.9%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.58% (b) (c) (Cost $11,521,950)	11,521,950	11,521,950

JPMorgan BetaBuilders MSCI US REIT ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Short-Term Investments — continued
Investment of Cash Collateral from Securities Loaned — 0.9%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.63% (b) (c) (Cost $10,989,622)	10,989,622	10,989,622
Total Short-Term Investments (Cost $22,511,572)		22,511,572
Total Investments — 100.8% (Cost $1,220,365,143)		1,238,945,307
Liabilities in Excess of Other Assets — (0.8)%		(9,474,051)
NET ASSETS — 100.0%		1,229,471,256

Percentages indicated are based on net assets.

Abbreviations
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at May 31, 2026. The total value of securities on loan at May 31, 2026 is $10,563,527.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of May 31, 2026.
Futures contracts outstanding as of May 31, 2026:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
DJ US Real Estate Index	328	06/18/2026	USD	12,585,360	313,999

Abbreviations
USD	United States Dollar

JPMorgan BetaBuilders MSCI US REIT ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940 (the "1940 Act"), the Board is required to determine fair value for securities that do not have readily available market quotations. Pursuant to Rule 2a-5 under the 1940 Act (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value (“NAV”) of the Fund is calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$1,238,945,307	$—	$—	$1,238,945,307
Appreciation in Other Financial Instruments
Futures Contracts (a)	$313,999	$—	$—	$313,999

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Investment Transactions with Affiliates— The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers.

JPMorgan BetaBuilders MSCI US REIT ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2026 (Unaudited) (continued)
The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended May 31, 2026
Security Description	Value at February 28, 2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at May 31, 2026	Shares at May 31, 2026	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.63% (a) (b)	$13,568,106	$15,814,786	$18,393,270	$—	$—	$10,989,622	10,989,622	$91,447	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.58% (a) (b)	6,609,959	18,795,229	13,883,238	—	—	11,521,950	11,521,950	59,082	—
Total	$20,178,065	$34,610,015	$32,276,508	$—	$—	$22,511,572		$150,529	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of May 31, 2026.